Document and Entity Information	May 10, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2021
Entity Registrant Name	Cherry Hill Mortgage Investment Corporation
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36099
Entity Tax Identification Number	46-1315605
Entity Address, Address Line One	1451 ROUTE 34
Entity Address, Address Line Two	SUITE 303
Entity Address, City or Town	FARMINGDALE
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07727
City Area Code	877
Local Phone Number	870.7005
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001571776
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CHMI
Security Exchange Name	NYSE
8.20% Series A Cumulative Redeemable Preferred Stock, $0.01 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.20% Series A Cumulative Redeemable Preferred Stock, $0.01 par value
Trading Symbol	CHMI-PRA
Security Exchange Name	NYSE
8.250% Series B Fixed-to-Floating Rate Cumulative Redeemable [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.250% Series B Fixed-to-Floating Rate Cumulative Redeemable
Trading Symbol	CHMI-PRB
Security Exchange Name	NYSE